Events Subsequent To Date Of Auditors Report - Additional Information (Detail) - USD ($) $ in Thousands	May 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Events Subsequent To Date After Auditor Report Line Items
Common units authorized		247,680,095	237,180,095
DataSense LLC [Member]
Events Subsequent To Date After Auditor Report Line Items
Aggregate consideration paid in cash	$ 7,700
Payments to acquire businesses, cash deposited into escrow	$ 500
Common units authorized	259,236,840
OneStream Software LLC | DataSense LLC [Member]
Events Subsequent To Date After Auditor Report Line Items
Business combination, shares purchased	1,023,720
Business combination, shares purchased subject to performance based vesting condition and service based conditions	1,009,302
Business combination, shares purchased, performance based vesting condition period	4 years